FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income - Financial assets at fair value through other comprehensive income, category [member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Government securities	£ 13,082	£ 18,971
Asset-backed securities	60	57
Corporate and other debt securities	11,036	5,119
	24,178	24,147
Treasury and other bills	439	221
Total financial assets at fair value through other comprehensive income	24,617	24,368
The Bank [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Government securities	12,938	18,831
Asset-backed securities		5
Corporate and other debt securities	8,783	4,151
	21,721	22,987
Treasury and other bills	439	221
Total financial assets at fair value through other comprehensive income	£ 22,160	£ 23,208